COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
12. COMMITMENTS

The Company had the following financial commitments, represented by rental lease agreements, as of June 30, 2015:

Year ending December 31,
2015	$7,396
2016	13,066
2017	13,400
2018	6,761
Total	40,622

Rent expense under the lease agreements for the six and three months ended June 30, 2015 was $1,187 and $0.  For the same period in the prior year rent expense was $18,885 and $9,556, respectively. Amounts from the six and three months ended June 30, 2014 was for DNA Canada, Inc. and is reflected in loss from discontinued operations.

On March 15, 2015 the Company entered into a 38 month lease agreement for office space 322 Nancy Lane, Suite 7, Knoxville, Tennessee.   This office will be the operational headquarters for the Company.

The Company had the following financial commitments, represented by rental lease agreements, as of December 31, 2014:

Year ending December 31,
2015	$33,157
2016	20,688
2017	20,688
2018	20,688
2019	20,688
$115,909

Rent expense under the lease agreements for the years ended December 31, 2014 and 2013 were $40,005 and $40,385, respectively.